Related Party Note Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Note Payable
Related Party Note Payable

(7) Related Party Note Payable

In August 2022, the Company received $5.0 million of debt financing from Werth Family Investment Associates LLC (WFIA). Peter Werth, manager of WFIA, is a member of the Company’s Board of Directors. The promissory note, dated August 9, 2023, is unsecured with interest accruing at 15% per annum. In May 2023, the Company received an additional $3.0 million of debt financing from WFIA by amending and restating the note to increase the principal amount to $8.0 million. All other terms of the note remained the same.

On September 8, 2023, the Company and CTx entered into a Note Conversion Agreement (Note Conversion Agreement) with WFIA, pursuant to which WFIA agreed to convert the original principal amount of $5.0 million under the note plus all accrued interest on the original principal, or $5,812,500, by issuing pre-funded warrants (WFIA Pre-Funded Warrants) to purchase 341,912 shares of the Company’s common stock at a conversion price per WFIA Pre-Funded Warrant of $17.00. The closing price of the Company’s common stock on Nasdaq on September 8, 2023, was $11.55 per share. The WFIA Pre-Funded Warrants have no expiration date and are exercisable immediately at an exercise price of $0.002 per share, to the extent that after giving effect to such exercise, WFIA and its affiliates would beneficially own, for purposes of Section 13(d) of the Securities Exchange Act of 1934, as amended (Exchange Act), no more than 19.99% of the outstanding shares of common stock of the Company.

The Company considered ASC 470-60, Troubled Debt Restructurings by Debtors, in accounting for this debt conversion. The difference between the fair value of the pre-funded warrants issued and the carrying value of the debt settled in the transaction was recognized as a capital contribution of $1,862,735 in the Statement of Stockholders’ Equity.

The remaining outstanding principal of the note of $3.0 million and all accrued and unpaid interest are due and payable on August 8, 2025, or 120 days following written demand made by WFIA during the first five business days of a calendar quarter. WFIA has not demanded payment on the note. The Company may prepay the note, in whole or in part, without premium or penalty; provided, that no amount repaid may be reborrowed.

As of September 30, 2023 and December 31, 2022, $3.0 million and $5.0 million, respectively, of principal were outstanding on the note.

During the three months ended September 30, 2023, the Company recognized $237,500 of interest expense relating to the note. During the nine months ended September 30, 2023, the Company recognized $677,500 of interest expense relating to the note. All interest expense relating to the note is included in accrued expenses on the consolidated balance sheet.

(7) Related Party Notes Payable

On August 10, 2022, the Company received $5,000,000 of debt financing from Werth Family Investment Associates LLC (WFIA). Peter Werth, manager of WFIA, is a member of the Company’s Board of Directors. This promissory note is unsecured with interest accruing at 15% per annum. Outstanding principal and all accrued and unpaid interest are due and payable on August 8, 2025, or 120 days following written demand made by WFIA during the first five business days of a calendar quarter beginning April 1, 2023. The Company may prepay the note, in whole or in part, without premium or penalty; provided, that no amount repaid may be reborrowed. As of December 31, 2022, the entire $5,000,000 was outstanding on the note.

During the year ended December 31, 2022, the Company recognized $292,339 of interest expense relating to this note. This interest expense is included in accrued expenses on the consolidated balance sheet at December 31, 2022.